Valuation Allowance Relates Primarily to Net Operating Loss Carry-forwards for Entities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 4.4	$ 5.1
Living Gold Proprietary Limited [Member]
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	4.1	4.8
Golden Oils Proprietary Limited [Member]
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 0.3	$ 0.3